BANK BORROWINGS	6 Months Ended
Jun. 30, 2024
BANK BORROWINGS
BANK BORROWINGS

11.BANK BORROWINGS

	June 30,	December 31,
	2024	2023
Bank borrowings	$2,201,673	$2,253,553

In December 2023, Baosheng Network entered into a bank loan agreement with Bank of Beijing under which under which Baosheng Network borrowed a one-year loan of RMB10,000,000, or $1,449,846. The interest rate for the borrowing was fixed at 3.65% per annum. In December 2023, the borrowing was renewed for one year through December 2024. The loan is guaranteed by two third parties, for whom the Company involved a third-party counter-guarantor. In addition, the Company pledged its properties with the counter-guarantor.

In July 2023, Beijing Baosheng entered into a bank loan agreement with Bank of Communication under which under which Beijing Baosheng borrowed a one-year loan of RMB6,000,000, or $847,350. The interest rate for the borrowing was fixed at 3.55% per annum. The loan is guaranteed by Mr. Gong Sheng, the Company’s managing director and his spouse, and one third party. Beijing Baosheng also involved Baosheng Network as counter-guarantor for the third-party guarantor. In addition, Mr. Gong Sheng and his spouse pledged their property with the counter guarantor. The Company fully repaid the bank borrowing in July 2024.

For the six months ended June 30, 2024 and 2023, interest expense arising from the bank borrowings amounted to $39,314 and $26,341, respectively.